GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.4%
24,369	Activision Blizzard, Inc.*	$ 1,954,394
200,044	Alphabet, Inc., Class A*	24,579,406
174,283	Alphabet, Inc., Class C*	21,501,294
17,346	AMC Entertainment Holdings, Inc., Class A*(a)	78,057
239,376	AT&T, Inc.	3,765,384
151	Cable One, Inc.	92,386
3,528	Charter Communications, Inc., Class A*	1,150,657
140,305	Comcast Corp., Class A	5,521,002
8,297	DISH Network Corp., Class A*	53,350
8,648	Electronic Arts, Inc.	1,106,944
6,211	Endeavor Group Holdings, Inc., Class A*	139,872
9,808	Fox Corp., Class A	306,010
4,381	Fox Corp., Class B	127,969
7,369	Frontier Communications Parent, Inc.*	109,651
2,617	IAC, Inc.*	146,133
12,867	Interpublic Group of Cos., Inc. (The)	478,524
3,780	Iridium Communications, Inc.	226,951
555	Liberty Broadband Corp., Class A*	40,998
3,876	Liberty Broadband Corp., Class C*	287,212
773	Liberty Media Corp.-Liberty Formula One, Class A*	48,815
6,680	Liberty Media Corp.-Liberty Formula One, Class C*	470,272
2,466	Liberty Media Corp.-Liberty SiriusXM, Class A*	68,999
5,103	Liberty Media Corp.-Liberty SiriusXM, Class C*	142,680
4,936	Live Nation Entertainment, Inc.*	394,584
9,343	Match Group, Inc.*	322,333
74,417	Meta Platforms, Inc., Class A*	19,699,668
14,599	Netflix, Inc.*	5,769,963
5,429	New York Times Co. (The), Class A	192,295
12,737	News Corp., Class A	233,214
3,554	News Corp., Class B	65,678
1,174	Nexstar Media Group, Inc.	177,180
6,746	Omnicom Group, Inc.	594,930
16,320	Paramount Global, Class B	248,227
19,753	Pinterest, Inc., Class A*	472,887
1,560	Playtika Holding Corp.*	15,647
11,777	ROBLOX Corp., Class A*	492,985
4,110	Roku, Inc.*	239,202

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
22,167	Sirius XM Holdings, Inc.(a)	$ 78,914
32,644	Snap, Inc., Class A*	332,969
4,431	Spotify Technology SA*	659,776
5,609	Take-Two Interactive Software, Inc.*	772,527
18,843	T-Mobile US, Inc.*	2,586,202
14,870	Trade Desk, Inc. (The), Class A*	1,042,090
141,052	Verizon Communications, Inc.	5,025,683
61,350	Walt Disney Co. (The)*	5,396,346
74,813	Warner Bros Discovery, Inc.*	843,891
4,176	Warner Music Group Corp., Class A	102,103
1,416	World Wrestling Entertainment, Inc., Class A	143,469
1,560	Ziff Davis, Inc.*	92,102
9,565	ZoomInfo Technologies, Inc.*	236,542

		108,628,367

Consumer Discretionary – 10.6%
27,268	ADT, Inc.	155,155
1,981	Advance Auto Parts, Inc.	144,395
13,367	Airbnb, Inc., Class A*	1,467,296
301,871	Amazon.com, Inc.*	36,399,605
9,072	Aptiv PLC*	799,062
8,699	Aramark	343,437
725	Asbury Automotive Group, Inc.*	151,605
2,888	Autoliv, Inc. (Sweden)	235,372
952	AutoNation, Inc.*	124,636
616	AutoZone, Inc.*	1,470,293
7,637	Bath & Body Works, Inc.	269,128
6,536	Best Buy Co., Inc.	474,971
1,263	Booking Holdings, Inc.*	3,168,576
7,821	BorgWarner, Inc.	346,705
2,572	Boyd Gaming Corp.	163,914
1,918	Bright Horizons Family Solutions, Inc.*	164,181
2,352	Brunswick Corp.	177,576
2,178	Burlington Stores, Inc.*	327,702
6,910	Caesars Entertainment, Inc.*	283,379
4,134	Capri Holdings Ltd.*	145,103
5,292	CarMax, Inc.*	382,135
33,334	Carnival Corp.*	374,341
3,239	Chewy, Inc., Class A*	95,518
922	Chipotle Mexican Grill, Inc.*	1,914,524
1,053	Choice Hotels International, Inc.	119,505

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,250	Churchill Downs, Inc.	$ 305,595
1,200	Columbia Sportswear Co.	88,596
36,563	Coupang, Inc. (South Korea)*	570,383
1,998	Crocs, Inc.*	224,335
4,047	Darden Restaurants, Inc.	641,530
875	Deckers Outdoor Corp.*	415,625
2,001	Dick’s Sporting Goods, Inc.	255,147
125	Dillard’s, Inc., Class A	34,414
1,183	Domino’s Pizza, Inc.	342,893
8,815	DoorDash, Inc., Class A*	575,531
10,130	D.R. Horton, Inc.	1,082,289
12,739	DraftKings, Inc., Class A*	297,328
1,363	Dutch Bros, Inc., Class A*(a)	38,655
18,005	eBay, Inc.	765,933
4,132	Etsy, Inc.*	334,899
4,942	Expedia Group, Inc.*	472,999
1,822	Five Below, Inc.*	314,331
3,502	Floor & Decor Holdings, Inc., Class A*	319,768
131,278	Ford Motor Co.	1,575,336
1,418	Fox Factory Holding Corp.*	126,089
8,643	GameStop Corp., Class A*(a)	207,864
6,949	Gap, Inc. (The)	55,731
5,124	Garmin Ltd.	528,541
46,661	General Motors Co.	1,512,283
7,844	Gentex Corp.	205,983
4,630	Genuine Parts Co.	689,546
127	Graham Holdings Co., Class B	71,723
5,079	H&R Block, Inc.	151,608
4,888	Harley-Davidson, Inc.	152,066
4,286	Hasbro, Inc.	254,374
8,786	Hilton Worldwide Holdings, Inc.	1,195,950
34,034	Home Depot, Inc. (The)	9,646,937
1,550	Hyatt Hotels Corp., Class A	166,594
546	Jack in the Box, Inc.	47,262
3,529	Kohl’s Corp.	64,651
10,968	Las Vegas Sands Corp.*	604,666
1,981	Lear Corp.	242,989
4,393	Leggett & Platt, Inc.	133,899
8,333	Lennar Corp., Class A	892,631
469	Lennar Corp., Class B	44,344
2,840	Levi Strauss & Co., Class A	37,573

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,027	Light & Wonder, Inc.*	$ 176,444
896	Lithia Motors, Inc.	209,019
8,505	LKQ Corp.	448,639
20,015	Lowe’s Cos., Inc.	4,025,617
20,215	Lucid Group, Inc.*(a)	156,868
3,728	Lululemon Athletica, Inc.*	1,237,435
9,057	Macy’s, Inc.	123,085
9,078	Marriott International, Inc., Class A	1,523,198
1,147	Marriott Vacations Worldwide Corp.	141,333
11,825	Mattel, Inc.*	205,873
24,530	McDonald’s Corp.	6,993,748
1,498	MercadoLibre, Inc. (Brazil) *	1,856,022
10,246	MGM Resorts International	402,565
1,556	Mobileye Global, Inc., Class A (Israel)*(a)	69,351
1,758	Mohawk Industries, Inc.*	161,806
662	Murphy USA, Inc.	182,990
13,835	Newell Brands, Inc.	114,969
40,944	NIKE, Inc., Class B	4,309,765
14,016	Norwegian Cruise Line Holdings Ltd.*	208,138
103	NVR, Inc.*	572,085
2,052	O’Reilly Automotive, Inc.*	1,853,592
5,083	Penn Entertainment, Inc.*	127,278
686	Penske Automotive Group, Inc.	94,819
2,772	Planet Fitness, Inc., Class A*	177,242
1,802	Polaris, Inc.	194,093
1,275	Pool Corp.	403,193
7,080	PulteGroup, Inc.	467,846
2,095	PVH Corp.	180,212
1,348	Ralph Lauren Corp.	143,306
622	RH*	152,378
20,884	Rivian Automotive, Inc., Class A*	307,621
11,263	Ross Stores, Inc.	1,167,072
7,395	Royal Caribbean Cruises Ltd.*	598,773
4,980	Service Corp. International	316,778
4,430	Skechers USA, Inc., Class A*	227,569
37,850	Starbucks Corp.	3,695,674
7,894	Tapestry, Inc.	315,918
5,592	Tempur Sealy International, Inc.	199,299
91,946	Tesla, Inc.*	18,750,548
2,240	Texas Roadhouse, Inc.	241,696
1,715	Thor Industries, Inc.	134,233

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
38,681	TJX Cos., Inc. (The)	$ 2,970,314
3,678	Toll Brothers, Inc.	249,001
1,058	TopBuild Corp.*	213,356
3,689	Tractor Supply Co.	773,178
2,521	Travel + Leisure Co.	91,941
1,655	Ulta Beauty, Inc.*	678,269
6,315	Under Armour, Inc., Class A*	45,531
6,081	Under Armour, Inc., Class C*	40,013
1,339	Vail Resorts, Inc.	325,645
5,750	Valvoline, Inc.	221,375
12,340	VF Corp.	212,495
936	Visteon Corp.*	125,031
2,552	Wayfair, Inc., Class A*	102,897
6,547	Wendy’s Co. (The)	144,099
1,784	Whirlpool Corp.	230,653
2,193	Williams-Sonoma, Inc.	248,927
2,836	Wyndham Hotels & Resorts, Inc.	193,557
3,240	Wynn Resorts Ltd.	319,788
13,589	Yum China Holdings, Inc. (China)	767,235
9,378	Yum! Brands, Inc.	1,206,855

		137,415,255

Consumer Staples – 6.4%
4,454	Albertsons Cos., Inc., Class A	90,683
59,939	Altria Group, Inc.	2,662,490
18,265	Archer-Daniels-Midland Co.	1,290,422
4,454	BJ’s Wholesale Club Holdings, Inc.*	279,043
318	Boston Beer Co., Inc. (The), Class A*	107,325
10,257	Brown-Forman Corp., Class B	633,575
4,991	Bunge Ltd.	462,366
6,443	Campbell Soup Co.	325,694
1,248	Casey’s General Stores, Inc.	281,611
1,407	Celsius Holdings, Inc.*	176,621
8,183	Church & Dwight Co., Inc.	756,518
4,129	Clorox Co. (The)	653,125
130,740	Coca-Cola Co. (The)	7,799,948
159	Coca-Cola Consolidated, Inc.	105,217
27,874	Colgate-Palmolive Co.	2,073,268
15,946	Conagra Brands, Inc.	556,037
5,314	Constellation Brands, Inc., Class A	1,291,143
14,864	Costco Wholesale Corp.	7,603,828

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
11,435	Coty, Inc., Class A*	$ 123,955
5,301	Darling Ingredients, Inc.*	335,977
7,315	Dollar General Corp.	1,470,973
6,566	Dollar Tree, Inc.*	885,622
7,182	Estee Lauder Cos., Inc. (The), Class A	1,321,703
6,564	Flowers Foods, Inc.	163,969
19,691	General Mills, Inc.	1,657,195
4,924	Hershey Co. (The)	1,278,763
9,704	Hormel Foods Corp.	371,178
2,133	Ingredion, Inc.	223,112
610	Inter Parfums, Inc.	76,616
3,418	J M Smucker Co. (The)	501,045
8,579	Kellogg Co.	572,820
30,433	Keurig Dr Pepper, Inc.	947,075
11,303	Kimberly-Clark Corp.	1,517,767
26,414	Kraft Heinz Co. (The)	1,009,543
23,801	Kroger Co. (The)	1,078,899
4,795	Lamb Weston Holdings, Inc.	533,204
648	Lancaster Colony Corp.	127,384
8,425	McCormick & Co., Inc.	722,275
5,851	Molson Coors Beverage Co., Class B	361,884
45,659	Mondelez International, Inc., Class A	3,351,827
17,013	Monster Beverage Corp.*	997,302
46,215	PepsiCo, Inc.	8,427,305
5,088	Performance Food Group Co.*	281,316
52,004	Philip Morris International, Inc.	4,680,880
1,331	Pilgrim’s Pride Corp.*	29,548
1,776	Post Holdings, Inc.*	150,889
79,159	Procter & Gamble Co. (The)	11,280,158
1,816	Reynolds Consumer Products, Inc.	49,831
17,028	Sysco Corp.	1,191,109
15,426	Target Corp.	2,019,726
9,439	Tyson Foods, Inc., Class A	477,991
7,326	US Foods Holding Corp.*	291,428
23,907	Walgreens Boots Alliance, Inc.	726,056
47,719	Walmart, Inc.	7,008,490

		83,393,729

Energy – 4.1%
10,858	Antero Midstream Corp.	110,860
8,689	Antero Resources Corp.*	177,342

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
10,385	APA Corp.	$ 330,035
33,930	Baker Hughes Co.	924,593
6,607	ChampionX Corp.	166,893
8,095	Cheniere Energy, Inc.	1,131,438
3,786	Chesapeake Energy Corp.	284,897
58,371	Chevron Corp.	8,791,840
1,370	Chord Energy Corp.	195,965
2,274	Civitas Resources, Inc.	151,903
40,910	ConocoPhillips	4,062,363
25,384	Coterra Energy, Inc.	590,178
21,793	Devon Energy Corp.	1,004,657
5,863	Diamondback Energy, Inc.	745,480
3,252	DT Midstream, Inc.	147,836
8,024	EnLink Midstream LLC*	78,314
19,691	EOG Resources, Inc.	2,112,647
11,435	EQT Corp.	397,595
136,702	Exxon Mobil Corp.	13,968,210
30,257	Halliburton Co.	866,863
3,385	Helmerich & Payne, Inc.	104,529
9,269	Hess Corp.	1,174,104
1,441	Hess Midstream LP, Class A	40,189
5,381	HF Sinclair Corp.	222,989
65,982	Kinder Morgan, Inc.	1,062,970
6,096	Magnolia Oil & Gas Corp., Class A	117,836
21,060	Marathon Oil Corp.	466,690
14,948	Marathon Petroleum Corp.	1,568,195
3,718	Matador Resources Co.	163,480
4,956	Murphy Oil Corp.	172,469
2,615	New Fortress Energy, Inc.	68,696
3,547	Noble Corp. PLC*	133,864
13,090	NOV, Inc.	184,176
23,655	Occidental Petroleum Corp.	1,363,947
14,925	ONEOK, Inc.	845,651
8,132	Ovintiv, Inc.	268,925
3,859	PBF Energy, Inc., Class A	142,050
2,919	PDC Energy, Inc.	200,302
7,233	Permian Resources Corp.	67,484
15,559	Phillips 66	1,425,360
7,848	Pioneer Natural Resources Co.	1,565,205
6,361	Plains GP Holdings LP, Class A*	86,510
7,825	Range Resources Corp.	214,170

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
47,609	Schlumberger NV	$ 2,039,093
1,774	Scorpio Tankers, Inc. (Monaco)	81,196
4,025	SM Energy Co.	105,817
32,808	Southwestern Energy Co.*	156,494
7,482	Targa Resources Corp.	509,150
258	Texas Pacific Land Corp.	336,355
12,418	Valero Energy Corp.	1,329,223
2,052	Viper Energy Partners LP	52,901
40,860	Williams Cos., Inc. (The)	1,171,048

		53,680,977

Financials – 12.4%
1,186	Affiliated Managers Group, Inc.	164,961
18,628	Aflac, Inc.	1,196,104
19,134	AGNC Investment Corp. REIT	175,842
8,681	Allstate Corp. (The)	941,454
9,070	Ally Financial, Inc.	241,897
19,875	American Express Co.	3,151,380
2,637	American Financial Group, Inc.	296,056
24,730	American International Group, Inc.	1,306,486
3,525	Ameriprise Financial, Inc.	1,052,107
16,452	Annaly Capital Management, Inc. REIT	310,614
6,815	Aon PLC, Class A	2,100,996
13,666	Apollo Global Management, Inc.	913,572
11,944	Arch Capital Group Ltd.*	832,497
4,746	Ares Management Corp., Class A	413,329
7,044	Arthur J Gallagher & Co.	1,411,125
1,759	Assurant, Inc.	211,062
2,586	Axis Capital Holdings Ltd.	134,213
233,955	Bank of America Corp.	6,501,609
26,161	Bank of New York Mellon Corp. (The)	1,051,672
3,936	Bank OZK	136,107
43,424	Berkshire Hathaway, Inc., Class B*	13,942,578
4,992	BlackRock, Inc.	3,282,490
23,589	Blackstone, Inc.	2,020,162
18,047	Block, Inc.*	1,089,858
14,363	Blue Owl Capital, Inc.	147,221
946	BOK Financial Corp.	76,929
7,965	Brown & Brown, Inc.	496,458
12,639	Capital One Financial Corp.	1,317,110
6,779	Carlyle Group, Inc. (The)	185,812

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,534	Cboe Global Markets, Inc.	$ 467,972
46,945	Charles Schwab Corp. (The)	2,473,532
13,834	Chubb Ltd.	2,570,357
5,166	Cincinnati Financial Corp.	498,519
63,406	Citigroup, Inc.	2,810,154
16,211	Citizens Financial Group, Inc.	417,920
12,044	CME Group, Inc.	2,152,865
855	CNA Financial Corp.	31,515
4,925	Coinbase Global, Inc., Class A*(a)	306,335
4,379	Comerica, Inc.	158,082
4,049	Commerce Bancshares, Inc.	194,150
2,702	Corebridge Financial, Inc.	44,907
263	Credit Acceptance Corp.*	117,214
2,006	Cullen/Frost Bankers, Inc.	201,001
8,770	Discover Financial Services	901,030
4,565	Dlocal Ltd. (Uruguay)*	53,137
4,691	East West Bancorp, Inc.	224,464
12,094	Equitable Holdings, Inc.	296,787
844	Erie Indemnity Co., Class A	180,700
3,514	Essent Group Ltd.	155,213
1,581	Euronet Worldwide, Inc.*	176,123
1,177	Evercore, Inc., Class A	127,057
1,299	Everest Re Group Ltd.	441,686
1,285	FactSet Research Systems, Inc.	494,584
8,696	Fidelity National Financial, Inc.	296,881
19,834	Fidelity National Information Services, Inc.	1,082,341
22,714	Fifth Third Bancorp	551,269
3,304	First American Financial Corp.	181,489
335	First Citizens BancShares, Inc., Class A	417,812
4,596	First Financial Bankshares, Inc.	119,036
17,750	First Horizon Corp.	183,003
20,876	Fiserv, Inc.*	2,342,078
2,395	FleetCor Technologies, Inc.*	542,587
9,536	Franklin Resources, Inc.	228,959
3,705	Glacier Bancorp, Inc.	106,778
8,783	Global Payments, Inc.	858,011
3,174	Globe Life, Inc.	327,493
11,214	Goldman Sachs Group, Inc. (The)(b)	3,632,214
1,183	Hanover Insurance Group, Inc. (The)	131,857
10,473	Hartford Financial Services Group, Inc. (The)	717,610
1,673	Houlihan Lokey, Inc.	146,070

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
48,240	Huntington Bancshares, Inc.	$ 497,354
3,272	Interactive Brokers Group, Inc., Class A	252,697
18,559	Intercontinental Exchange, Inc.	1,966,326
14,952	Invesco Ltd.	215,010
2,435	Jack Henry & Associates, Inc.	372,287
5,535	Janus Henderson Group PLC	145,460
6,215	Jefferies Financial Group, Inc.	186,885
98,091	JPMorgan Chase & Co.	13,311,930
31,194	KeyCorp	291,352
733	Kinsale Capital Group, Inc.	222,084
21,921	KKR & Co., Inc.	1,128,712
3,645	Lazard Ltd., Class A	104,575
5,628	Lincoln National Corp.	117,738
6,447	Loews Corp.	361,032
2,621	LPL Financial Holdings, Inc.	510,518
5,614	M&T Bank Corp.	668,964
445	Markel Group, Inc.*	585,055
1,232	MarketAxess Holdings, Inc.	335,609
16,576	Marsh & McLennan Cos., Inc.	2,870,632
28,320	Mastercard, Inc., Class A	10,337,366
21,882	MetLife, Inc.	1,084,253
5,314	Moody’s Corp.	1,683,900
43,800	Morgan Stanley	3,581,088
867	Morningstar, Inc.	177,475
2,608	MSCI, Inc.	1,227,142
11,457	Nasdaq, Inc.	634,145
4,151	Navient Corp.	62,888
22,446	New York Community Bancorp, Inc.	230,745
6,969	Northern Trust Corp.	501,211
9,717	Old National Bancorp	120,685
9,249	Old Republic International Corp.	226,508
4,020	OneMain Holdings, Inc.	152,197
37,954	PayPal Holdings, Inc.*	2,352,768
2,511	Pinnacle Financial Partners, Inc.	122,160
13,384	PNC Financial Services Group, Inc. (The)	1,550,269
2,352	Popular, Inc. (Puerto Rico)	134,487
1,223	Primerica, Inc.	222,610
8,152	Principal Financial Group, Inc.	533,630
19,603	Progressive Corp. (The)	2,507,420
2,934	Prosperity Bancshares, Inc.	167,766
12,280	Prudential Financial, Inc.	966,313

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,550	Raymond James Financial, Inc.	$ 591,793
31,329	Regions Financial Corp.	541,052
2,234	Reinsurance Group of America, Inc.	312,760
1,439	RenaissanceRe Holdings Ltd. (Bermuda)	271,064
15,826	Rithm Capital Corp. REIT	128,824
1,347	RLI Corp.	166,826
19,271	Robinhood Markets, Inc., Class A*	171,897
3,450	Rocket Cos., Inc., Class A*(a)	27,669
2,797	Ryan Specialty Holdings, Inc.*	114,090
10,802	S&P Global, Inc.	3,968,979
3,703	SEI Investments Co.	209,516
1,991	Selective Insurance Group, Inc.	192,589
1,798	Shift4 Payments, Inc., Class A*	112,771
7,984	SLM Corp.	121,836
25,906	SoFi Technologies, Inc.*(a)	179,788
2,515	SouthState Corp.	157,238
9,864	Starwood Property Trust, Inc. REIT	173,113
11,534	State Street Corp.	784,543
3,458	Stifel Financial Corp.	192,161
14,593	Synchrony Financial	451,799
4,870	Synovus Financial Corp.	131,928
7,402	T. Rowe Price Group, Inc.	793,198
1,723	TFS Financial Corp.	19,487
10,647	Toast, Inc., Class A*	223,268
2,077	TPG, Inc.	53,587
3,708	Tradeweb Markets, Inc., Class A	248,251
7,764	Travelers Cos., Inc. (The)	1,313,979
44,495	Truist Financial Corp.	1,355,763
4,425	United Bankshares, Inc.	130,184
6,578	Unum Group	285,814
49,610	US Bancorp	1,483,339
2,836	UWM Holdings Corp.(a)	14,549
14,357	Valley National Bancorp	105,955
54,652	Visa, Inc., Class A	12,079,732
3,239	Voya Financial, Inc.	219,604
6,771	W R Berkley Corp.	377,009
5,781	Webster Financial Corp.	205,515
126,660	Wells Fargo & Co.	5,042,335
3,447	Western Alliance Bancorp	116,853
12,492	Western Union Co. (The)	142,284
1,421	WEX, Inc.*	235,673

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,557	Willis Towers Watson PLC	$ 778,449
2,017	Wintrust Financial Corp.	128,221
4,909	Zions Bancorp NA	133,967

		159,672,991

Health Care – 13.5%
2,936	10X Genomics, Inc., Class A*	154,023
58,083	Abbott Laboratories	5,924,466
59,385	AbbVie, Inc.	8,192,755
2,982	Acadia Healthcare Co., Inc.*	210,619
9,912	Agilent Technologies, Inc.	1,146,521
7,153	agilon health, Inc.*	142,202
2,407	Align Technology, Inc.*	680,363
4,151	Alnylam Pharmaceuticals, Inc.*	767,977
5,645	AmerisourceBergen Corp.	960,497
17,888	Amgen, Inc.	3,946,987
3,196	Apellis Pharmaceuticals, Inc.*	274,377
21,859	Avantor, Inc.*	435,868
2,274	Azenta, Inc.*	98,350
1,276	Bausch + Lomb Corp.*(a)	22,789
16,946	Baxter International, Inc.	690,041
9,511	Becton Dickinson & Co.	2,299,379
4,822	Biogen, Inc.*	1,429,289
6,184	BioMarin Pharmaceutical, Inc.*	537,637
704	Bio-Rad Laboratories, Inc., Class A*	262,838
5,195	Bio-Techne Corp.	424,899
47,867	Boston Scientific Corp.*	2,464,193
70,437	Bristol-Myers Squibb Co.	4,538,960
3,296	Bruker Corp.	227,754
8,645	Cardinal Health, Inc.	711,483
6,028	Catalent, Inc.*	224,422
18,473	Centene Corp.*	1,152,900
1,681	Charles River Laboratories International, Inc.*	325,072
489	Chemed Corp.	261,014
9,916	Cigna Group (The)	2,453,318
1,652	Cooper Cos., Inc. (The)	613,768
305	CorVel Corp.*	59,609
43,075	CVS Health Corp.	2,930,392
21,810	Danaher Corp.	5,008,012
1,802	DaVita, Inc.*	168,793
7,165	DENTSPLY SIRONA, Inc.	258,800

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
12,925	Dexcom, Inc.*	$ 1,515,585
3,597	Doximity, Inc., Class A*	110,320
20,264	Edwards Lifesciences Corp.*	1,706,837
16,413	Elanco Animal Health, Inc.*	133,766
7,951	Elevance Health, Inc.	3,560,617
28,424	Eli Lilly & Co.	12,206,971
3,286	Encompass Health Corp.	203,798
1,800	Ensign Group, Inc. (The)	159,498
5,453	Envista Holdings Corp.*	173,896
5,926	Exact Sciences Corp.*	483,443
10,621	Exelixis, Inc.*	204,773
12,213	GE HealthCare Technologies, Inc.	971,056
41,828	Gilead Sciences, Inc.	3,218,246
3,342	Globus Medical, Inc., Class A*	180,902
4,505	Halozyme Therapeutics, Inc.*	146,097
6,977	HCA Healthcare, Inc.	1,843,254
2,771	HealthEquity, Inc.*	151,851
4,372	Henry Schein, Inc.*	323,091
8,224	Hologic, Inc.*	648,791
7,609	Horizon Therapeutics PLC*	761,128
4,187	Humana, Inc.	2,101,330
2,758	IDEXX Laboratories, Inc.*	1,281,836
5,301	Illumina, Inc.*	1,042,442
6,255	Incyte Corp.*	384,995
958	Inspire Medical Systems, Inc.*	280,205
2,326	Insulet Corp.*	637,905
2,373	Integra LifeSciences Holdings Corp.*	90,055
3,112	Intra-Cellular Therapies, Inc.*	184,791
11,696	Intuitive Surgical, Inc.*	3,600,497
4,675	Ionis Pharmaceuticals, Inc.*	191,208
6,084	IQVIA Holdings, Inc.*	1,198,000
2,076	Jazz Pharmaceuticals PLC*	266,060
87,407	Johnson & Johnson	13,553,329
1,044	Karuna Therapeutics, Inc.*	236,518
2,966	Laboratory Corp. of America Holdings	630,364
2,219	Lantheus Holdings, Inc.*	192,143
1,625	Masimo Corp.*	262,990
4,595	McKesson Corp.	1,795,910
797	Medpace Holdings, Inc.*	164,955
44,677	Medtronic PLC	3,697,469
85,220	Merck & Co., Inc.	9,409,140

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
731	Mettler-Toledo International, Inc.*	$ 966,287
11,116	Moderna, Inc.*	1,419,624
1,923	Molina Healthcare, Inc.*	526,710
3,415	Natera, Inc.*	160,881
3,179	Neurocrine Biosciences, Inc.*	284,616
3,473	Novocure Ltd.*	249,396
6,003	Option Care Health, Inc.*	165,383
8,536	Organon & Co.	165,513
1,212	Penumbra, Inc.*	372,496
4,512	Perrigo Co. PLC	144,204
188,657	Pfizer, Inc.	7,172,739
7,615	QIAGEN NV*	343,893
3,718	Quest Diagnostics, Inc.	493,193
2,036	QuidelOrtho Corp.*	173,345
6,506	R1 RCM, Inc.*	105,723
3,461	Regeneron Pharmaceuticals, Inc.*	2,545,773
1,735	Repligen Corp.*	291,341
4,871	ResMed, Inc.	1,026,758
4,230	Revvity, Inc.	487,804
13,701	Roivant Sciences Ltd.*	124,542
12,468	Royalty Pharma PLC, Class A	408,202
2,777	Sarepta Therapeutics, Inc.*	343,237
4,628	Seagen, Inc.*	905,700
1,206	Shockwave Medical, Inc.*	331,759
3,325	STERIS PLC	664,900
10,600	Stryker Corp.	2,921,148
3,439	Syneos Health, Inc.*	143,062
5,302	Teladoc Health, Inc.*	122,741
1,574	Teleflex, Inc.	369,497
3,336	Tenet Healthcare Corp.*	237,523
12,929	Thermo Fisher Scientific, Inc.	6,573,879
1,527	United Therapeutics Corp.*	320,273
31,210	UnitedHealth Group, Inc.	15,206,760
2,028	Universal Health Services, Inc., Class B	267,960
4,843	Veeva Systems, Inc., Class A*	802,485
8,625	Vertex Pharmaceuticals, Inc.*	2,790,791
40,099	Viatris, Inc.	366,906
1,970	Waters Corp.*	494,903
2,475	West Pharmaceutical Services, Inc.	828,209
7,050	Zimmer Biomet Holdings, Inc.	897,747

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
15,556	Zoetis, Inc.	$ 2,535,784

		174,660,116

Industrials – 9.2%
18,432	3M Co.	1,719,890
4,190	A O Smith Corp.	267,909
1,066	Acuity Brands, Inc.	160,636
2,294	Advanced Drainage Systems, Inc.	221,990
4,647	AECOM	362,698
2,091	AGCO Corp.	230,596
3,457	Air Lease Corp.	131,435
4,266	Alaska Air Group, Inc.*	191,671
2,934	Allegion PLC	307,307
21,609	American Airlines Group, Inc.*	319,381
7,704	AMETEK, Inc.	1,117,619
1,273	Applied Industrial Technologies, Inc.	156,528
1,598	ASGN, Inc.*	104,557
13,873	Automatic Data Processing, Inc.	2,899,318
680	Avis Budget Group, Inc.*	114,097
2,290	Axon Enterprise, Inc.*	441,764
20,088	Boeing Co. (The)*	4,132,102
4,366	Booz Allen Hamilton Holding Corp.	439,132
3,922	Broadridge Financial Solutions, Inc.	575,436
4,535	Builders FirstSource, Inc.*	525,833
3,056	BWX Technologies, Inc.	184,338
780	CACI International, Inc., Class A*	233,392
1,703	Carlisle Cos., Inc.	361,785
27,992	Carrier Global Corp.	1,144,873
17,326	Caterpillar, Inc.	3,564,825
1,614	CBIZ, Inc.*	81,378
4,922	Ceridian HCM Holding, Inc.*	304,426
3,844	C.H. Robinson Worldwide, Inc.	363,412
1,428	Chart Industries, Inc.*	156,694
2,903	Cintas Corp.	1,370,622
14,256	Clarivate PLC*	111,197
1,692	Clean Harbors, Inc.*	237,557
1,451	Concentrix Corp.	127,253
15,194	Copart, Inc.*	1,330,842
2,429	Core & Main, Inc., Class A*	64,951
13,529	CoStar Group, Inc.*	1,074,203
68,159	CSX Corp.	2,090,437

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,696	Cummins, Inc.	$ 959,909
1,280	Curtiss-Wright Corp.	202,317
9,145	Deere & Co.	3,163,987
21,467	Delta Air Lines, Inc.*	779,896
4,047	Donaldson Co., Inc.	236,871
4,674	Dover Corp.	623,184
7,403	Dun & Bradstreet Holdings, Inc.	74,030
13,294	Eaton Corp. PLC	2,338,415
1,576	EMCOR Group, Inc.	259,788
19,130	Emerson Electric Co.	1,486,018
4,105	Equifax, Inc.	856,385
1,075	ExlService Holdings, Inc.*	162,261
5,158	Expeditors International of Washington, Inc.	568,979
1,677	Exponent, Inc.	153,144
19,139	Fastenal Co.	1,030,635
7,748	FedEx Corp.	1,688,909
6,915	Ferguson PLC	1,002,053
4,383	Flowserve Corp.	142,667
11,845	Fortive Corp.	771,228
4,276	Fortune Brands Innovations, Inc.	258,484
1,114	FTI Consulting, Inc.*	209,443
1,172	GATX Corp.	139,363
2,047	Generac Holdings, Inc.*	222,959
7,580	General Dynamics Corp.	1,547,684
36,332	General Electric Co.	3,688,788
5,670	Genpact Ltd.	208,543
5,582	Graco, Inc.	426,967
3,921	GXO Logistics, Inc.*	219,262
1,414	HEICO Corp.	218,576
2,498	HEICO Corp., Class A	304,381
4,676	Hertz Global Holdings, Inc.*	73,320
2,815	Hexcel Corp.	194,207
22,427	Honeywell International, Inc.	4,297,013
13,693	Howmet Aerospace, Inc.	585,376
1,795	Hubbell, Inc.	507,016
1,313	Huntington Ingalls Industries, Inc.	264,412
2,531	IDEX Corp.	504,074
10,220	Illinois Tool Works, Inc.	2,235,421
13,580	Ingersoll Rand, Inc.	769,443
1,195	Insperity, Inc.	132,310
2,759	ITT, Inc.	210,125

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,206	Jacobs Solutions, Inc.	$ 460,978
2,760	J.B. Hunt Transport Services, Inc.	460,837
22,920	Johnson Controls International PLC	1,368,324
4,529	KBR, Inc.	267,302
5,039	Knight-Swift Transportation Holdings, Inc.	277,095
6,361	L3Harris Technologies, Inc.	1,119,027
1,194	Landstar System, Inc.	209,404
4,575	Leidos Holdings, Inc.	357,125
1,067	Lennox International, Inc.	293,969
1,890	Lincoln Electric Holdings, Inc.	320,657
8,569	Lockheed Martin Corp.	3,804,722
10,583	Lyft, Inc., Class A*	95,459
1,682	ManpowerGroup, Inc.	118,026
7,545	Masco Corp.	364,574
2,040	MasTec, Inc.*	206,774
2,018	Maximus, Inc.	163,377
6,559	MDU Resources Group, Inc.	191,392
1,709	Middleby Corp. (The)*	225,588
1,235	MSA Safety, Inc.	169,887
1,537	MSC Industrial Direct Co., Inc., Class A	138,207
1,723	Nordson Corp.	375,493
7,638	Norfolk Southern Corp.	1,590,079
5,100	Northrop Grumman Corp.	2,220,999
5,424	nVent Electric PLC	235,293
3,214	Old Dominion Freight Line, Inc.	997,754
2,183	Oshkosh Corp.	161,171
13,929	Otis Worldwide Corp.	1,107,495
3,023	Owens Corning	321,436
17,319	PACCAR, Inc.	1,191,201
4,285	Parker-Hannifin Corp.	1,373,085
1,363	Parsons Corp.*	60,912
10,806	Paychex, Inc.	1,133,874
1,719	Paycom Software, Inc.	481,543
2,124	Paycor HCM, Inc.*	46,707
1,404	Paylocity Holding Corp.*	242,541
5,503	Pentair PLC	305,251
17,716	Plug Power, Inc.*(a)	147,397
4,767	Quanta Services, Inc.	846,524
49,153	Raytheon Technologies Corp.	4,528,957
957	RBC Bearings, Inc.*	189,764
2,215	Regal Rexnord Corp.	287,706

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,942	Republic Services, Inc.	$ 983,195
3,520	Robert Half International, Inc.	228,870
3,850	Rockwell Automation, Inc.	1,072,610
7,939	Rollins, Inc.	312,161
889	Saia, Inc.*	252,618
1,803	Science Applications International Corp.	175,486
5,076	Sensata Technologies Holding PLC	210,756
1,488	SiteOne Landscape Supply, Inc.*	205,180
1,754	Snap-on, Inc.	436,500
19,899	Southwest Airlines Co.	594,383
7,349	SS&C Technologies Holdings, Inc.	403,901
5,085	Stanley Black & Decker, Inc.	381,222
3,085	Stericycle, Inc.*	130,033
7,000	Sunrun, Inc.*	123,480
1,770	Tetra Tech, Inc.	243,322
6,870	Textron, Inc.	425,047
2,173	Timken Co. (The)	155,478
3,487	Toro Co. (The)	341,133
7,677	Trane Technologies PLC	1,253,117
1,724	TransDigm Group, Inc.	1,333,773
6,466	TransUnion	465,423
3,632	Trex Co., Inc.*	186,503
1,873	TriNet Group, Inc.*	166,454
64,963	Uber Technologies, Inc.*	2,464,047
2,007	UFP Industries, Inc.	156,747
253	U-Haul Holding Co.	13,351
3,375	U-Haul Holding Co.	156,229
20,520	Union Pacific Corp.	3,950,510
10,938	United Airlines Holdings, Inc.*	519,172
24,345	United Parcel Service, Inc., Class B	4,065,615
2,320	United Rentals, Inc.	774,393
5,249	Univar Solutions, Inc.*	186,969
704	Valmont Industries, Inc.	184,638
5,164	Verisk Analytics, Inc.	1,131,484
10,321	Vertiv Holdings Co.	199,195
13,686	Waste Management, Inc.	2,216,037
1,107	Watsco, Inc.	359,078
1,466	WESCO International, Inc.	201,399
5,991	Westinghouse Air Brake Technologies Corp.	554,946
6,759	WillScot Mobile Mini Holdings Corp.*	291,178
1,861	Woodward, Inc.	196,168

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,361	W.W. Grainger, Inc.	$ 883,316
3,800	XPO, Inc.*	178,334
7,956	Xylem, Inc.	797,191

		118,958,475

Information Technology – 27.3%
22,242	Accenture PLC, Class A	6,804,273
15,303	Adobe, Inc.*	6,393,440
53,711	Advanced Micro Devices, Inc.*	6,349,177
5,160	Akamai Technologies, Inc.*	475,339
2,339	Allegro MicroSystems, Inc. (Japan)*	91,993
1,726	Altair Engineering, Inc., Class A*	126,568
4,058	Amdocs Ltd.	382,142
2,521	Amkor Technology, Inc.	62,470
19,552	Amphenol Corp., Class A	1,475,198
16,932	Analog Devices, Inc.	3,008,647
2,912	ANSYS, Inc.*	942,294
500,382	Apple, Inc.	88,692,710
28,316	Applied Materials, Inc.	3,774,523
4,929	AppLovin Corp., Class A*	123,274
7,889	Arista Networks, Inc.*	1,312,256
1,942	Arrow Electronics, Inc.*	245,935
948	Aspen Technology, Inc.*	155,396
5,027	Atlassian Corp., Class A*	908,831
7,207	Autodesk, Inc.*	1,437,004
7,211	Bentley Systems, Inc., Class B	351,753
3,388	BILL Holdings, Inc.*	350,929
5,082	Black Knight, Inc.*	293,638
1,636	BlackLine, Inc.*	85,187
13,695	Broadcom, Inc.	11,065,012
9,052	Cadence Design Systems, Inc.*	2,090,197
4,307	CCC Intelligent Solutions Holdings, Inc.*	47,119
4,544	CDW Corp.	780,159
4,937	Ciena Corp.*	230,755
137,563	Cisco Systems, Inc.	6,832,754
9,415	Cloudflare, Inc., Class A*	651,141
5,782	Cognex Corp.	317,779
17,091	Cognizant Technology Solutions Corp., Class A	1,068,017
3,978	Coherent Corp.*	147,027
5,566	Confluent, Inc., Class A*	176,665

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
28,372	Corning, Inc.	$ 874,141
7,204	Crowdstrike Holdings, Inc., Class A*	1,153,577
9,540	Datadog, Inc., Class A*	905,441
8,397	Dell Technologies, Inc., Class C	376,270
6,689	DocuSign, Inc.*	377,260
1,988	Dolby Laboratories, Inc., Class A	164,070
8,907	Dropbox, Inc., Class A*	205,039
7,584	DXC Technology Co.*	189,828
7,170	Dynatrace, Inc.*	365,598
2,562	Elastic NV*	186,565
4,434	Enphase Energy, Inc.*	770,984
4,986	Entegris, Inc.	524,777
1,877	EPAM Systems, Inc.*	481,676
2,008	F5, Inc.*	296,341
824	Fair Isaac Corp.*	649,040
3,349	First Solar, Inc.*	679,713
2,356	Five9, Inc.*	155,755
15,075	Flex Ltd.*	382,754
22,681	Fortinet, Inc.*	1,549,793
2,570	Gartner, Inc.*	881,150
20,751	Gen Digital, Inc.	363,973
2,596	Gitlab, Inc., Class A*	95,948
2,538	GLOBALFOUNDRIES, Inc.*	148,042
1,390	Globant SA*	255,496
5,130	GoDaddy, Inc., Class A*	376,439
2,704	Guidewire Software, Inc.*	224,378
2,792	HashiCorp, Inc., Class A*	95,877
43,363	Hewlett Packard Enterprise Co.	625,294
33,042	HP, Inc.	960,201
1,579	HubSpot, Inc.*	817,906
3,692	Informatica, Inc., Class A*	65,201
138,905	Intel Corp.	4,367,173
30,458	International Business Machines Corp.	3,916,594
9,162	Intuit, Inc.	3,839,977
988	IPG Photonics Corp.*	109,144
4,269	Jabil, Inc.	382,161
10,738	Juniper Networks, Inc.	326,113
5,962	Keysight Technologies, Inc.*	964,652
4,644	KLA Corp.	2,057,246
4,517	Lam Research Corp.	2,785,634
4,556	Lattice Semiconductor Corp.*	370,448

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
819	Littelfuse, Inc.	$ 209,697
2,070	Manhattan Associates, Inc.*	375,539
28,664	Marvell Technology, Inc.	1,676,557
18,033	Microchip Technology, Inc.	1,357,164
36,605	Micron Technology, Inc.	2,496,461
246,507	Microsoft Corp.	80,950,434
320	MicroStrategy, Inc., Class A*	96,522
1,939	MKS Instruments, Inc.	188,684
2,264	MongoDB, Inc.*	665,141
1,501	Monolithic Power Systems, Inc.	735,355
5,598	Motorola Solutions, Inc.	1,578,188
4,377	National Instruments Corp.	252,991
7,169	NetApp, Inc.	475,663
1,189	Novanta, Inc.*	196,898
7,680	Nutanix, Inc., Class A*	227,482
79,660	NVIDIA Corp.	30,138,564
5,022	Okta, Inc.*	456,500
14,455	ON Semiconductor Corp.*	1,208,438
51,918	Oracle Corp.	5,500,193
59,240	Palantir Technologies, Inc., Class A*	871,420
10,000	Palo Alto Networks, Inc.*	2,133,900
4,187	Procore Technologies, Inc.*	253,188
3,687	PTC, Inc.*	495,533
9,660	Pure Storage, Inc., Class A*	278,111
3,340	Qorvo, Inc.*	324,848
37,403	QUALCOMM, Inc.	4,241,874
3,881	Qualtrics International, Inc., Class A*	70,168
1,209	Qualys, Inc.*	152,648
3,558	Roper Technologies, Inc.	1,616,115
32,500	Salesforce, Inc.*	7,259,850
3,547	Samsara, Inc., Class A*	68,280
1,912	Sanmina Corp.*	101,412
6,456	Seagate Technology Holdings PLC	388,006
7,347	SentinelOne, Inc., Class A*	157,079
6,804	ServiceNow, Inc.*	3,706,683
1,044	Silicon Laboratories, Inc.*	146,859
5,325	Skyworks Solutions, Inc.	551,191
4,233	Smartsheet, Inc., Class A*	209,872
9,165	Snowflake, Inc., Class A*	1,515,524
1,870	SolarEdge Technologies, Inc.*	532,632
5,114	Splunk, Inc.*	507,769

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,209	SPS Commerce, Inc.*	$ 188,362
1,304	Synaptics, Inc.*	112,196
5,086	Synopsys, Inc.*	2,313,927
1,547	TD SYNNEX Corp.	138,271
10,610	TE Connectivity Ltd.	1,299,513
1,560	Teledyne Technologies, Inc.*	606,294
3,640	Tenable Holdings, Inc.*	149,204
5,224	Teradyne, Inc.	523,393
30,340	Texas Instruments, Inc.	5,275,519
8,264	Trimble, Inc.*	385,681
5,926	Twilio, Inc., Class A*	412,568
1,392	Tyler Technologies, Inc.*	552,568
139	Ubiquiti, Inc.	22,678
12,515	UiPath, Inc., Class A*	223,893
8,033	Unity Software, Inc.*	238,741
1,461	Universal Display Corp.	215,249
3,057	VeriSign, Inc.*	682,689
7,280	VMware, Inc., Class A*	992,191
10,710	Western Digital Corp.*	414,798
4,146	Wolfspeed, Inc.*	199,174
6,796	Workday, Inc., Class A*	1,440,684
1,717	Zebra Technologies Corp., Class A*	450,833
7,202	Zoom Video Communications, Inc., Class A*	483,470
2,914	Zscaler, Inc.*	394,789

		353,653,389

Materials – 2.5%
7,349	Air Products and Chemicals, Inc.	1,977,910
3,930	Albemarle Corp.	760,573
5,931	Alcoa Corp.	188,131
49,499	Amcor PLC	477,170
2,183	AptarGroup, Inc.	245,566
1,813	Ashland, Inc.	153,888
2,667	Avery Dennison Corp.	429,734
7,392	Axalta Coating Systems Ltd.*	214,442
10,409	Ball Corp.	532,524
4,068	Berry Global Group, Inc.	232,730
3,636	Celanese Corp.	378,217
6,541	CF Industries Holdings, Inc.	402,337
16,963	Cleveland-Cliffs, Inc.*	235,446
3,873	Commercial Metals Co.	165,571

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
23,917	Corteva, Inc.	$ 1,279,320
3,998	Crown Holdings, Inc.	304,768
23,654	Dow, Inc.	1,153,842
14,072	DuPont de Nemours, Inc.	945,498
1,196	Eagle Materials, Inc.	194,864
3,967	Eastman Chemical Co.	305,816
8,465	Ecolab, Inc.	1,397,148
4,189	FMC Corp.	435,991
47,865	Freeport-McMoRan, Inc.	1,643,684
10,188	Graphic Packaging Holding Co.	243,493
6,123	Huntsman Corp.	145,421
8,555	International Flavors & Fragrances, Inc.	661,216
11,637	International Paper Co.	342,593
16,458	Linde PLC	5,820,536
5,986	Livent Corp.*	137,977
2,380	Louisiana-Pacific Corp.	139,278
8,575	LyondellBasell Industries NV, Class A	733,506
2,076	Martin Marietta Materials, Inc.	826,331
11,255	Mosaic Co. (The)	359,710
4,874	MP Materials Corp.*	100,989
26,636	Newmont Corp.	1,080,090
8,441	Nucor Corp.	1,114,719
4,402	Olin Corp.	208,259
2,973	Packaging Corp. of America	368,741
7,886	PPG Industries, Inc.	1,035,353
1,958	Reliance Steel & Aluminum Co.	459,503
2,198	Royal Gold, Inc.	272,200
4,275	RPM International, Inc.	341,102
4,792	Sealed Air Corp.	181,377
7,969	Sherwin-Williams Co. (The)	1,815,179
2,785	Silgan Holdings, Inc.	125,297
3,255	Sonoco Products Co.	194,844
2,863	Southern Copper Corp. (Mexico)	191,163
5,403	Steel Dynamics, Inc.	496,536
7,506	United States Steel Corp.	157,026
4,449	Vulcan Materials Co.	869,780
1,073	Westlake Corp.	111,538
8,514	Westrock Co.	238,477

		32,827,404

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 2.8%
2,979	Agree Realty Corp. REIT	$ 192,116
5,747	Alexandria Real Estate Equities, Inc. REIT	652,055
11,178	American Homes 4 Rent, Class A REIT	383,182
15,622	American Tower Corp. REIT	2,881,322
9,057	Americold Realty Trust, Inc. REIT	265,370
4,993	Apartment Income REIT Corp. REIT	173,207
4,686	AvalonBay Communities, Inc. REIT	815,270
5,257	Boston Properties, Inc. REIT	255,858
10,023	Brixmor Property Group, Inc. REIT	200,761
3,539	Camden Property Trust REIT	369,719
10,361	CBRE Group, Inc., Class A*	776,246
14,491	Crown Castle, Inc. REIT	1,640,526
7,485	CubeSmart REIT	332,633
9,766	Digital Realty Trust, Inc. REIT	1,000,624
1,441	EastGroup Properties, Inc. REIT	237,203
3,107	Equinix, Inc. REIT	2,316,424
5,970	Equity LifeStyle Properties, Inc. REIT	377,125
12,502	Equity Residential REIT	760,122
2,151	Essex Property Trust, Inc. REIT	464,745
4,468	Extra Space Storage, Inc. REIT	644,598
2,703	Federal Realty Investment Trust REIT	238,405
4,418	First Industrial Realty Trust, Inc. REIT	229,648
8,415	Gaming and Leisure Properties, Inc. REIT	405,098
12,639	Healthcare Realty Trust, Inc. REIT	235,212
18,319	Healthpeak Properties, Inc. REIT	365,647
23,684	Host Hotels & Resorts, Inc. REIT	393,154
19,196	Invitation Homes, Inc. REIT	650,360
9,688	Iron Mountain, Inc. REIT	517,533
1,584	Jones Lang LaSalle, Inc.*	222,299
3,876	Kilroy Realty Corp. REIT	105,195
20,315	Kimco Realty Corp. REIT	373,390
2,908	Lamar Advertising Co., Class A REIT	261,371
2,839	Life Storage, Inc. REIT	361,660
7,166	Macerich Co. (The) REIT	69,080
19,761	Medical Properties Trust, Inc. REIT	163,028
3,892	Mid-America Apartment Communities, Inc. REIT	572,357
2,815	National Storage Affiliates Trust REIT	103,057
6,037	NNN REIT, Inc. REIT	256,814
7,838	Omega Healthcare Investors, Inc. REIT	233,651
30,908	Prologis, Inc. REIT	3,849,591

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,297	Public Storage REIT	$ 1,500,640
4,908	Rayonier, Inc. REIT	143,903
22,170	Realty Income Corp. REIT	1,317,785
5,702	Regency Centers Corp. REIT	320,852
6,593	Rexford Industrial Realty, Inc. REIT	358,923
3,583	SBA Communications Corp. REIT	794,638
10,822	Simon Property Group, Inc. REIT	1,137,933
4,720	Spirit Realty Capital, Inc. REIT	184,363
6,008	STAG Industrial, Inc. REIT	209,078
4,092	Sun Communities, Inc. REIT	518,170
10,993	UDR, Inc. REIT	436,092
13,394	Ventas, Inc. REIT	577,817
33,659	VICI Properties, Inc. REIT	1,041,073
16,470	Welltower, Inc. REIT	1,228,827
24,551	Weyerhaeuser Co. REIT	703,632
7,005	W.P. Carey, Inc. REIT	485,867
1,886	Zillow Group, Inc., Class A*	84,474
5,247	Zillow Group, Inc., Class C*	239,316

		35,629,039

Utilities – 2.6%
22,375	AES Corp. (The)	441,682
8,423	Alliant Energy Corp.	433,448
8,756	Ameren Corp.	709,849
17,275	American Electric Power Co., Inc.	1,435,898
6,528	American Water Works Co., Inc.	942,970
4,828	Atmos Energy Corp.	556,572
2,377	Avangrid, Inc.	89,209
5,762	Brookfield Renewable Corp., Class A	193,488
21,136	CenterPoint Energy, Inc.	596,247
1,095	Clearway Energy, Inc., Class A	30,091
2,708	Clearway Energy, Inc., Class C	77,801
9,745	CMS Energy Corp.	565,015
11,916	Consolidated Edison, Inc.	1,111,763
10,994	Constellation Energy Corp.	923,716
28,034	Dominion Energy, Inc.	1,409,549
6,867	DTE Energy Co.	738,889
25,841	Duke Energy Corp.	2,307,343
12,841	Edison International	867,024
7,075	Entergy Corp.	694,765
8,852	Essential Utilities, Inc.	360,630

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
7,608	Evergy, Inc.	$ 440,123
11,682	Eversource Energy	808,745
33,330	Exelon Corp.	1,321,534
19,210	FirstEnergy Corp.	718,262
1,686	IDACORP, Inc.	175,462
2,944	National Fuel Gas Co.	149,879
2,861	NextEra Energy Partners LP	171,431
67,829	NextEra Energy, Inc.	4,982,718
13,817	NiSource, Inc.	371,539
7,515	NRG Energy, Inc.	253,932
6,702	OGE Energy Corp.	236,447
52,507	PG&E Corp.*	889,469
3,794	Pinnacle West Capital Corp.	293,200
24,744	PPL Corp.	648,293
16,741	Public Service Enterprise Group, Inc.	1,000,275
10,563	Sempra Energy	1,516,107
36,488	Southern Co. (The)	2,545,038
2,349	Southwest Gas Holdings, Inc.	137,487
6,992	UGI Corp.	195,566
12,316	Vistra Corp.	295,214
10,581	WEC Energy Group, Inc.	924,250
18,461	Xcel Energy, Inc.	1,205,319

		33,766,239

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $471,502,299)		$1,292,285,981

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,316,117	5.003%	$ 1,316,117
(Cost $1,316,117)

TOTAL INVESTMENTS – 99.9% (Cost $472,818,416)		$1,293,602,098

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,775,130

NET ASSETS – 100.0%		$1,295,377,228

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2023:

MARKETBETA® U.S. 1000 EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,498,962	$—	$—
Europe	316,568	—	—
North America	1,288,561,292	—	—
South America	1,909,159	—	—
Securities Lending Reinvestment Vehicle	1,316,117	—	—

Total	$1,293,602,098	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amount of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2023, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

The Funds’ risks include, but are not limited to, the following:

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.